12. INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

Intangible assets consisted of the following (in thousands):

	Useful	December 31, 2012			December 31, 2011
	Life (Years)	Gross	Accumulated Amortization	Net Book Value	Gross	Accumulated Amortization	Net Book Value

Non-Amortizing:
Kinergy tradename		$2,678	$–	$2,678	$2,678	$–	$2,678

Amortizing:
Customer relationships	10	4,741	(3,685)	1,056	4,741	(3,211)	1,530
Pacific Ethanol tradename	2	800	(800)	–	800	(550)	250
Total intangible assets, net		$8,219	$(4,485)	$3,734	$8,219	$(3,761)	$4,458